Expense Example {- Fidelity Advisor® Equity Value Fund} - 11.30 Fidelity Advisor Equity Value Fund - AMCIZ PRO-11 - Fidelity Advisor® Equity Value Fund	Jan. 29, 2021 USD ($)
Fidelity Advisor Equity Value Fund-Class A
Expense Example:
1 year	$ 682
3 years	908
5 years	1,151
10 years	1,849
Fidelity Advisor Equity Value Fund-Class M
Expense Example:
1 year	485
3 years	769
5 years	1,074
10 years	1,939
Fidelity Advisor Equity Value Fund-Class C
Expense Example:
1 year	294
3 years	600
5 years	1,032
10 years	2,233
Fidelity Advisor Equity Value Fund - Class I
Expense Example:
1 year	79
3 years	246
5 years	428
10 years	954
Fidelity Advisor Equity Value Fund-Class Z
Expense Example:
1 year	72
3 years	224
5 years	390
10 years	$ 871